Other Intangible Assets - Summary of Book Values of Major Brands (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	£ 8,738	£ 9,245
Voltaren [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	2,716	2,847
Otrivin [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	1,380	1,447
Fenistil [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	648	680
Theraflu [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	441	462
Panadol [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	386	354
Sensodyne [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	265	243
Lamisil [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	289	304
Breathe Right [Member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	236	199
Stiefel trade name [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	228	211
Excedrin [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	185	194
Physiogel [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	166	166
Polident [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	112	103
Other Brands [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	£ 1,686	£ 2,035